Schedule of Stock Options Oustanding (Details) (CAD)	12 Months Ended
Dec. 31, 2014
Capital Stock Schedule Of Stock Options Oustanding 1	324,000
Capital Stock Schedule Of Stock Options Oustanding 2	0.50
Capital Stock Schedule Of Stock Options Oustanding 3	270,000
Capital Stock Schedule Of Stock Options Oustanding 4	0.50
Capital Stock Schedule Of Stock Options Oustanding 5	162,000
Capital Stock Schedule Of Stock Options Oustanding 6	0.50
Capital Stock Schedule Of Stock Options Oustanding 7	108,000
Capital Stock Schedule Of Stock Options Oustanding 8	0.50
Capital Stock Schedule Of Stock Options Oustanding 9	216,000
Capital Stock Schedule Of Stock Options Oustanding 10	0.50
Capital Stock Schedule Of Stock Options Oustanding 11	228,000
Capital Stock Schedule Of Stock Options Oustanding 12	0.50
Capital Stock Schedule Of Stock Options Oustanding 13	90,000
Capital Stock Schedule Of Stock Options Oustanding 14	0.50
Capital Stock Schedule Of Stock Options Oustanding 15	130,000
Capital Stock Schedule Of Stock Options Oustanding 16	0.50
Capital Stock Schedule Of Stock Options Oustanding 17	108,000
Capital Stock Schedule Of Stock Options Oustanding 18	0.50
Capital Stock Schedule Of Stock Options Oustanding 19	682,000
Capital Stock Schedule Of Stock Options Oustanding 20	0.50
Capital Stock Schedule Of Stock Options Oustanding 21	108,000
Capital Stock Schedule Of Stock Options Oustanding 22	0.50